Note 16 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Statement Line Items [Line Items]
Net interest income	$ 17,242	$ 15,095	$ 34,127	$ 29,469
Non-interest income	1,393	875	2,774	1,923
Total revenue	18,635	15,970	36,901	31,392
Provision for (recovery of) credit losses	78	(312)	80	(255)
Revenue less provision for credit loss	18,557	16,282	36,821	31,647
Non-interest expenses:
Salaries and benefits	6,726	4,953	12,809	9,983
General and administrative	4,019	2,383	7,643	4,722
Premises and equipment	1,022	1,006	1,951	1,724
Noninterest expense	11,767	8,342	22,403	16,429
Income (loss) before income taxes	6,790	7,940	14,418	15,218
Income tax provision	1,847	2,196	3,909	4,184
Net income (loss)	4,943	5,744	10,509	11,034
Total assets	2,692,146	2,139,757	2,692,146	2,139,757	$ 2,415,086
Total liabilities	2,350,732	1,892,391	2,350,732	1,892,391	$ 2,082,980
Net interest income	17,242	15,095	34,127	29,469
Non-interest income	1,393	875	2,774	1,923
Total revenue	18,635	15,970	36,901	31,392
Provision for (recovery of) credit losses	78	(312)	80	(255)
Revenue less provision for credit loss	18,557	16,282	36,821	31,647
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	(42)	(41)	(83)	(69)
Total revenue	(42)	(41)	(83)	(69)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(42)	(41)	(83)	(69)
Non-interest expenses:
Salaries and benefits	0	0	0	0
General and administrative	(42)	(41)	(83)	(69)
Premises and equipment	0	0	0	0
Noninterest expense	(42)	(41)	(83)	(69)
Income (loss) before income taxes	0	0	0	0
Income tax provision	0	0	0	0
Net income (loss)	0	0	0	0
Total assets	(21,750)	(17,994)	(21,750)	(17,994)
Total liabilities	(20,605)	(16,849)	(20,605)	(16,849)
Net interest income	0	0	0	0
Non-interest income	(42)	(41)	(83)	(69)
Total revenue	(42)	(41)	(83)	(69)
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	(42)	(41)	(83)	(69)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	17,242	15,095	34,127	29,469
Non-interest income	1	1	2	(16)
Total revenue	17,243	15,096	34,129	29,453
Provision for (recovery of) credit losses	78	(312)	80	(255)
Revenue less provision for credit loss	17,165	15,408	34,049	29,708
Non-interest expenses:
Salaries and benefits	5,586	4,525	11,025	9,223
General and administrative	3,761	2,237	7,243	4,299
Premises and equipment	659	598	1,241	1,168
Noninterest expense	10,006	7,360	19,509	14,690
Income (loss) before income taxes	7,159	8,048	14,540	15,018
Income tax provision	1,744	2,153	3,706	4,006
Net income (loss)	5,415	5,895	10,834	11,012
Total assets	2,692,510	2,139,974	2,692,510	2,139,974
Total liabilities	2,347,610	1,888,732	2,347,610	1,888,732
Net interest income	17,242	15,095	34,127	29,469
Non-interest income	1	1	2	(16)
Total revenue	17,243	15,096	34,129	29,453
Provision for (recovery of) credit losses	78	(312)	80	(255)
Revenue less provision for credit loss	17,165	15,408	34,049	29,708
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0	0	0
Non-interest income	1,434	915	2,855	2,008
Total revenue	1,434	915	2,855	2,008
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	1,434	915	2,855	2,008
Non-interest expenses:
Salaries and benefits	1,140	428	1,784	760
General and administrative	300	187	483	492
Premises and equipment	363	408	710	556
Noninterest expense	1,803	1,023	2,977	1,808
Income (loss) before income taxes	(369)	(108)	(122)	200
Income tax provision	103	43	203	178
Net income (loss)	(472)	(151)	(325)	22
Total assets	21,386	17,777	21,386	17,777
Total liabilities	23,727	20,508	23,727	20,508
Net interest income	0	0	0	0
Non-interest income	1,434	915	2,855	2,008
Total revenue	1,434	915	2,855	2,008
Provision for (recovery of) credit losses	0	0	0	0
Revenue less provision for credit loss	$ 1,434	$ 915	$ 2,855	$ 2,008